Average Annual Total Returns			12 Months Ended	27 Months Ended	37 Months Ended	42 Months Ended	56 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended	128 Months Ended
		Dec. 05, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
AVIP Bond Portfolio | ICE BofA US Broad Market Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.47%					(0.34%)		1.37%
AVIP Bond Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			2.38%					0.30%		2.39%
AVIP Bond Portfolio | Class I | ICE BofA U.S. Corporate Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]		2.76%					0.48%		2.52%
AVIP BlackRock Balanced Allocation Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]		25.02%					14.53%		13.10%
AVIP BlackRock Balanced Allocation Portfolio | 70% S&P 500® Index/30% ICE BofA U.S. Corporate Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]		18.00%					10.34%		10.01%
AVIP BlackRock Balanced Allocation Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			19.50%					10.21%		9.37%
AVIP BlackRock Advantage International Equity Portfolio | MSCI EAFE Index (Net-USD)
Prospectus [Line Items]
Average Annual Return, Percent			3.82%					4.73%		5.20%
AVIP BlackRock Advantage International Equity Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			6.29%					5.79%		5.24%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[5]		25.02%					14.53%		13.10%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Russell 1000® Growth Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]		33.36%					18.96%		16.78%
AVIP Fidelity Institutional AM® Equity Growth Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			30.68%					14.71%		15.16%
AVIP AB Small Cap Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[7]		25.02%					14.53%		13.10%
AVIP AB Small Cap Portfolio | Russell 2000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[8]		11.54%					7.40%		7.82%
AVIP AB Small Cap Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			13.82%					6.63%		8.13%
AVIP AB Mid Cap Core Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[9]		25.02%					14.53%		13.10%
AVIP AB Mid Cap Core Portfolio | Russell Midcap® Index
Prospectus [Line Items]
Average Annual Return, Percent	[10]		15.34%					9.92%		9.63%
AVIP AB Mid Cap Core Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			14.21%					7.36%		8.74%
AVIP S&P 500® Index Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent			25.02%					14.53%		13.10%
AVIP S&P 500® Index Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			24.57%					14.09%		12.65%
AVIP High Income Bond Portfolio | ICE BofA US Broad Market Index
Prospectus [Line Items]
Average Annual Return, Percent	[11]		1.47%					(0.34%)		1.37%
AVIP High Income Bond Portfolio | ICE BofA U.S. High Yield Constrained Index
Prospectus [Line Items]
Average Annual Return, Percent	[12]		8.20%					4.03%		5.08%
AVIP High Income Bond Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent	[13]		6.45%					3.45%		4.60%
AVIP BlackRock Advantage Large Cap Value Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[14]		25.02%					14.53%		13.10%
AVIP BlackRock Advantage Large Cap Value Portfolio | Russell 1000® Value Index
Prospectus [Line Items]
Average Annual Return, Percent	[15]		14.37%					8.68%		8.49%
AVIP BlackRock Advantage Large Cap Value Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			15.76%					9.20%		8.42%
AVIP Nasdaq-100® Index Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[16]		25.02%					14.53%		13.10%
AVIP Nasdaq-100® Index Portfolio | Nasdaq-100® Index
Prospectus [Line Items]
Average Annual Return, Percent	[17]		25.88%					20.18%		18.53%
AVIP Nasdaq-100® Index Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			25.37%					19.72%		18.02%
AVIP BlackRock Advantage Large Cap Core Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent			25.02%					14.53%		13.10%
AVIP BlackRock Advantage Large Cap Core Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			26.27%					14.06%		11.97%
AVIP BlackRock Advantage Small Cap Growth Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[18]		25.02%					14.53%		13.10%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Russell 2000® Growth Index
Prospectus [Line Items]
Average Annual Return, Percent	[19]		15.15%					6.86%		8.09%
AVIP BlackRock Advantage Small Cap Growth Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			10.29%					6.50%		7.80%
AVIP S&P MidCap 400® Index Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[20]		25.02%					14.53%		13.10%
AVIP S&P MidCap 400® Index Portfolio | S&P MidCap 400® Index
Prospectus [Line Items]
Average Annual Return, Percent	[21]		13.93%					10.34%		9.68%
AVIP S&P MidCap 400® Index Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			13.43%					9.81%		8.06%
AVIP BlackRock Advantage Large Cap Growth Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[22]		25.02%					14.53%		13.10%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Russell 1000® Growth Index
Prospectus [Line Items]
Average Annual Return, Percent	[23]		33.36%					18.96%		16.78%
AVIP BlackRock Advantage Large Cap Growth Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			31.07%					16.13%		13.93%
AVIP Constellation Dynamic Risk Balanced Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[24]		25.02%					14.53%			13.10%
Performance Inception Date		May 01, 2014
AVIP Constellation Dynamic Risk Balanced Portfolio | 55% S&P 500® Index/ 45% ICE BofA U.S. Broad Market Index
Prospectus [Line Items]
Average Annual Return, Percent	[25]		13.95%					7.92%			7.95%
Performance Inception Date		May 01, 2014
AVIP Constellation Dynamic Risk Balanced Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			12.51%					6.67%			7.53%
Performance Inception Date		May 01, 2014
AVIP Moderately Conservative Model Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[26]		25.02%					14.53%	14.24%
Performance Inception Date		Mar. 01, 2017
AVIP Moderately Conservative Model Portfolio | Morningstar® Moderately Conservative Target Risk Index
Prospectus [Line Items]
Average Annual Return, Percent	[27]		6.40%					3.88%	4.95%
Performance Inception Date		Mar. 01, 2017
AVIP Moderately Conservative Model Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			7.77%					4.21%	4.82%
Performance Inception Date		Mar. 01, 2017
AVIP Balanced Model Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[28]		25.02%					14.53%	14.24%
Performance Inception Date		Mar. 01, 2017
AVIP Balanced Model Portfolio | Morningstar® Moderate Target Risk Index
Prospectus [Line Items]
Average Annual Return, Percent	[29]		8.27%					5.37%	6.42%
Performance Inception Date		Mar. 01, 2017
AVIP Balanced Model Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			9.67%					5.87%	6.04%
Performance Inception Date		Mar. 01, 2017
AVIP Moderate Growth Model Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[30]		25.02%					14.53%	14.24%
Performance Inception Date		Mar. 01, 2017
AVIP Moderate Growth Model Portfolio | Morningstar® Moderately Aggressive Target Risk Index
Prospectus [Line Items]
Average Annual Return, Percent	[31]		10.66%					7.02%	8.02%
Performance Inception Date		Mar. 01, 2017
AVIP Moderate Growth Model Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			12.13%					7.57%	7.56%
Performance Inception Date		Mar. 01, 2017
AVIP Growth Model Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[32]		25.02%					14.53%	14.24%
Performance Inception Date		Mar. 01, 2017
AVIP Growth Model Portfolio | Morningstar® Aggressive Target Risk Index
Prospectus [Line Items]
Average Annual Return, Percent	[33]		12.50%					8.25%	9.18%
Performance Inception Date		Mar. 01, 2017
AVIP Growth Model Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			13.75%					9.02%	8.68%
Performance Inception Date		Mar. 01, 2017
AVIP Constellation Managed Risk Balanced Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent			25.02%			11.23%
Performance Inception Date		Jun. 25, 2021
AVIP Constellation Managed Risk Balanced Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			9.16%			1.95%
Performance Inception Date		Jun. 25, 2021
AVIP Constellation Managed Risk Moderate Growth Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	25.63%
Performance Inception Date		Oct. 14, 2022
AVIP Constellation Managed Risk Moderate Growth Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			11.51%	15.32%
Performance Inception Date		Oct. 14, 2022
AVIP Constellation Managed Risk Growth Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	25.63%
Performance Inception Date		Oct. 14, 2022
AVIP Constellation Managed Risk Growth Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			14.86%	18.49%
Performance Inception Date		Oct. 14, 2022
AVIP Intech U.S. Low Volatility Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent			25.02%			11.23%
Performance Inception Date		Jun. 25, 2021
AVIP Intech U.S. Low Volatility Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent			20.04%			8.17%
Performance Inception Date		Jun. 25, 2021
AVIP Core Plus Bond Portfolio | ICE BofA US Broad Market Index
Prospectus [Line Items]
Average Annual Return, Percent			1.47%				(1.39%)
Performance Inception Date		May 01, 2020
AVIP Core Plus Bond Portfolio | Class I
Prospectus [Line Items]
Average Annual Return, Percent	[34]		1.71%				(0.77%)
Performance Inception Date		May 01, 2020
AVIP AB Relative Value Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[35]		25.02%		10.67%
Performance Inception Date		Dec. 02, 2021
AVIP AB Relative Value Portfolio | Russell 1000® Value Index
Prospectus [Line Items]
Average Annual Return, Percent	[36]		14.37%		7.93%
Performance Inception Date		Dec. 02, 2021
AVIP AB Relative Value Portfolio | C 000232289 [Member]
Prospectus [Line Items]
Average Annual Return, Percent			12.74%		7.93%
Performance Inception Date		Dec. 02, 2021

[1]	Primary Benchmark. Effective December 31, 2024, the regulatory index for the Portfolio has been changed from ICE BofA U.S. Corporate Index to ICE BofA US Broad Market in accordance with new regulatory requirements.
[2]	Secondary benchmark. The return information shows how the Portfolio’s performance compares with the returns of a securities index with similar investment objectives.
[3]	Primary benchmark
[4]	Secondary benchmark. The 70% S&P 500® Index/30% ICE BofA U.S. Corporate Index is a customized index included for the purpose of showing how the Portfolio’s performance compares with an index that is 70% in stocks and 30% in bonds. Returns are shown for Class I Shares only and will be lower for Class II Shares due to the differing expenses for each class of shares.
[5]	Primary benchmark. Effective December 31, 2024, the regulatory index for the Portfolio has been changed from the Russell 1000® Growth Index to the S&P 500® Index in accordance with new regulatory requirements.
[6]	Secondary benchmark. The return information shows how the Fund’s performance compares with the returns of a securities index with similar investment objectives.
[7]	Primary benchmark. Effective December 31, 2024, the regulatory index for the Portfolio has been changed from the Russell 2000® Index to the S&P 500® Index in accordance with new regulatory requirements.
[8]	Secondary benchmark. The return information shows how the Fund’s performance compares with the returns of a securities index with similar investment objectives.
[9]	Primary benchmark. Effective December 31, 2024, the regulatory index for the Portfolio has been changed from the Russell Midcap® Index to the S&P 500® Index in accordance with new regulatory requirements.
[10]	Secondary benchmark. The return information shows how the Fund’s performance compares with the returns of a securities index with similar investment objectives.
[11]	Primary benchmark. Effective December 31, 2024, the regulatory index for the Portfolio has been changed from the ICE BofA U.S. High Yield Constrained Index to the ICE BofA US Broad Market Index in accordance with new regulatory requirements.
[12]	Secondary benchmark. The return information shows how the Fund’s performance compares with the returns of a securities index with similar investment objectives.
[13]	Effective December 5, 2025, the Adviser became responsible for the day-to-day management of the Portfolio, and Federated Investment Management Company (“Federated”) no longer serves as sub-adviser. The performance shown for periods prior to this date reflects the investment decisions of Federated.
[14]	Primary benchmark. Effective December 31, 2024, the regulatory index for the Portfolio has been changed from the Russell 1000® Value Index to the S&P 500 Index in accordance with new regulatory requirements.
[15]	Secondary benchmark. The return information shows how the Fund’s performance compares with the returns of a securities index with similar investment objectives.
[16]	Primary benchmark. Effective December 31, 2024, the regulatory index for the Portfolio has been changed from the Nasdaq-100® Index to the S&P 500® Index in accordance with new regulatory requirements.
[17]	Secondary benchmark. The return information shows how the Fund’s performance compares with the returns of a securities index with similar investment objectives.
[18]	Primary benchmark. Effective December 31, 2024, the regulatory index for the Portfolio has been changed from the Russell 2000® Growth Index to the S&P 500® Index in accordance with new regulatory requirements.
[19]	Secondary benchmark. The return information shows how the Fund’s performance compares with the returns of a securities index with similar investment objectives.
[20]	Primary benchmark. Effective December 31, 2024, the regulatory index for the Portfolio has been changed from the S&P MidCap 400® Index to the S&P 500® Index in accordance with new regulatory requirements.
[21]	Secondary benchmark. The return information shows how the Fund’s performance compares with the returns of a securities index with similar investment objectives.
[22]	Primary benchmark. Effective December 31, 2024, the regulatory index for the Portfolio has been changed from the Russell 1000® Growth Index to S&P 500® Index in accordance with new regulatory requirements.
[23]	Secondary benchmark. The return information shows how the Fund’s performance compares with the returns of a securities index with similar investment objectives.
[24]	Primary benchmark.
[25]	Secondary Benchmark. The return information shows how the Portfolio’s performance compares with the returns of a securities index with similar investment objectives.
[26]	Primary benchmark. Effective December 31, 2024, the regulatory index for the Portfolio has been changed from Morningstar® Moderately Conservative Target Risk Index to the S&P 500® Index in accordance with new regulatory requirements.
[27]	Secondary benchmark. The return information shows of the Portfolio’s performance compares with the returns of an index with similar investment objectives.
[28]	Primary benchmark. Effective December 31, 2024, the regulatory index for the Portfolio has been changed from the Morningstar® Moderate Target Risk Index to the S&P 500® Index in accordance with new regulatory requirements.
[29]	Secondary benchmark. The return information shows how the Fund’s performance compares with the returns of an index with similar investment objectives.
[30]	Primary benchmark. Effective December 31, 2024, the regulatory index for the Portfolio has been changed from the Morningstar® Moderately Aggressive Target Risk Index to the S&P 500® Index in accordance with new regulatory requirements.
[31]	Secondary benchmark. The return information shows of the Portfolio’s performance compares with the returns of an index with similar investment objectives.
[32]	Primary benchmark. Effective December 31, 2024, the regulatory index for the Portfolio has been changed from the Morningstar® Aggressive Target Risk Index to the S&P 500® Index in accordance with new regulatory requirements.
[33]	Secondary benchmark. The return information shows of the Portfolio’s performance compares with the returns of an index with similar investment objectives.
[34]	Effective December 5, 2025, the Adviser became responsible for the day-to-day management of the Portfolio, and Federated Investment Management Company (“Federated”) no longer serves as sub-adviser. The performance shown for periods prior to this date reflects the investment decisions of Federated.
[35]	Primary benchmark. Effective December 31, 2024, the regulatory index for the Portfolio has been changed from the Russell 1000® Value Index to the S&P 500® Index in accordance with new regulatory requirements.
[36]	Secondary benchmark. The return information shows how the Fund’s performance compares with the returns of a securities index with similar investment objectives.